Equity Investments	12 Months Ended
Dec. 31, 2025
Equity Investments [Abstract]
Equity Investments

9. Equity Investments

Equity method investments

The Group applies the equity method of accounting to account for its equity investments in common stock or in-substance common stock and limited-partnership investments in entities, over which it has significant influence but does not own a majority equity interest or otherwise control.

The Group used equity method to account for investments in limited partnership unless the Group’s interest is so minor and has virtually no influence over the operating and financial policies of the partnership. In 2020, the Group made new investments in two limited partnerships with total considerations of RMB60.0 million, and accounted for the investments under equity method as significant influence could be imposed by the Group. The two limited partnerships mainly engage in private equity investments. In December 2023, one of the two limited partnerships returned investment capital contribution of RMB1.1 million to the Group, which was calculated on a pro rata basis. The carrying value of investments in the two limited partnerships were RMB22.7 million and RMB18.8 million as of December 31, 2024 and 2025, respectively. The Group recognized loss from investments in these limited partnerships of RMB11.6 million, RMB16.2 million and RMB3.9 million for the years ended December 31, 2023, 2024 and 2025, respectively. The income or losses from investments in these limited partnerships were mainly attributable to the changes in estimated fair value of the underlying investments held by the limited partnerships.

Investment in private equity fund

In December 2020, the Group entered into an investment agreement with a private equity fund to invest a total of RMB30.0 million in it and had fully invested RMB30.0 million in the private equity fund as of January 2022. As of December 31, 2024 and 2025, the carrying value of equity investment in the private equity fund was RMB34.7 million and RMB57.3 million, respectively. The Group accounts for the investment using NAV as a practical expedient under ASC 820. The Group recognized a loss of fair value change in the equity investment in the private equity fund of RMB0.4 million in 2023, a gain of fair value change in the equity investment in the private equity fund of RMB0.6 million in 2024 and a gain of fair value change in the equity investment in the private equity fund of RMB23.8 million in 2025. The fair value changes in the equity investment in the private equity fund were mainly attributable to the changes in estimated fair value of the underlying investments held by the private equity fund.

Other equity investments

In November 2018, the Group acquired 10% equity interest of Yitong Technology (Hangzhou) Limited (“Yitong Technology”) by investing in newly issued shares of Yitong Technology with a total consideration of RMB13.0 million. Yitong Technology mainly engages in big data application development and operation in China. As the Group’s equity investment in Yitong Technology has preferred liquidation rights, it is not considered as in-substance common stock, and should be measured at fair value, with changes in the fair value recognized through net income/(loss). As the investments in Yitong Technology do not have readily determinable fair values, the Group elects to record the investments at cost, less impairment, plus or minus subsequent adjustments for observable price changes (referred to as the measurement alternative). Under this measurement alternative, changes in the carrying value of the investments will be recognized in consolidated statement of comprehensive income/(loss), whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer. As of December 31, 2024 and 2025, the carrying value of equity investment in Yitong Technology was RMB13.0 million and RMB13.0 million, respectively.

In December 2020 and January 2021, the Group acquired totally 5.67% equity interest in Guangzhou Kesheng Jiada Network Partnership (“Kesheng Jiada”), representing 1.5% indirect equity interest in 4K Garden Network Technology (Guangzhou) Co., Ltd. (“4K Garden”) with a total consideration of RMB15.0 million. 4K Garden focuses on developing 4K ultra HD content ecosystem and related technology and 5G+ ultra HD application technology platform and Kesheng Jiada is a special purpose vehicle that holds equity interest in 4K Garden. As the investments in Kesheng Jiada do not have readily determinable fair values, the Group elects to use the measurement alternative. As of December 31, 2024 and 2025, the carrying value of the equity investment was RMB15.0 million and RMB15.0 million, respectively.